Exhibit 99.1

Servicer’s Certificate Drive 2007-1
Distribution Date	11/15/2007
Period No	8
Collection Period:	10/1/2007 — 10/31/07
I. Funds Available for Distribution

Scheduled Principal Payments Received	10,361,278.64
Partial and Full Prepayments Received	5,960,095.19
Interest Payments Received	18,051,932.37
Interest Deposit for Repurchased Receivables	0.00
Other Amounts Received	118,606.31
Proceeds on Defaulted Receivables Prior to Charge Off	6,532,963.95
Recoveries on Previously Charged Off Receivables	3,564,007.46
Less Netted Expenses	396,763.05
Net Swap Receipts	119,140.10
Swap Termination Account	0.00
Repurchased Receivables	7,169,448.79
Interest on Collections Account	117,275.36
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	7,830.80
Total Funds Available		51,605,815.92
II. Principal

Beginning Original Pool Contracts	1,170,219,742.09
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		1,170,219,742.09
Principal Portion of Scheduled Payments	10,361,278.64
Principal Portion of Prepayments (partial and full)	5,960,095.19
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	25,597,853.06
Aggregate Amount of Cram Down Loss	-21,049.86
Principal Distributable Amount	41,898,177.03
Ending Principal Balance		1,128,321,565.06
III. Distribution

1. Indenture Trustee Fee	9,751.83
2. Trust Collateral Agent	15,010.84
3. Backup Servicer Fee	1,500.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	2,925,549.36
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	128,102.71
b. Class A2 Interest	1,473,333.33
c. Class A3 Interest	778,541.67
d. Class A4 Interest	2,085,205.31
7. Note Insurer Fee	196,255.59
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	27,942,230.91
b. Class A2 Principal Distributable Amount	8,718,673.99
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	0.00
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	7,331,368.71
Total Distribution Amount		51,605,815.92

Servicer’s Certificate Drive 2007-1
Distribution Date	11/15/2007
Period No	8
Collection Period:	10/1/2007 — 10/31/2007
IV. Balance

Original Pool Total	1,371,428,621.04	Class A1 Pool Factor	0.00000
Beginning Pool Total	1,170,219,742.09	Class A2 Pool Factor	0.97436
Ending Pool Total	1,128,321,565.06	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	1.00000

Original Note Total	1,200,000,000.00
Beginning Note Total	1,023,942,230.91
Ending Note Total	987,281,326.01

Class A1 Original Balance	204,000,000.00	Class A2 Original Balance	340,000,000.00
Class A1 Beginning Balance	27,942,230.91	Class A2 Beginning Balance	340,000,000.00
Class A1 Ending Balance	0.00	Class A2 Ending Balance	331,281,326.01

Class A3 Original Balance	185,000,000.00	Class A4 Original Balance	471,000,000.00
Class A3 Beginning Balance	185,000,000.00	Class A4 Beginning Balance	471,000,000.00
Class A3 Ending Balance	185,000,000.00	Class A4 Ending Balance	471,000,000.00

Note Insurer Reimbursement	0.00
V. Pool Information

	Beginning of Period	End of Period
Pool Balance	1,170,219,742.09	1,128,321,565.06
Wtd Avg Coupon	21.22%	21.17%
Wtd Avg Original Term	62.18	62.21
Wtd Avg Remaining Term	54.62	53.82
# Contracts	80,884	78,595
Account to Collector Ratio*	601	632

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	12,099	176,720,198.17	15.66%
61- 90 Days Delinquent	3,498	50,051,090.98	4.44%
91- 120 Days Delinquent	2,099	31,197,499.95	2.76%
Defaulted Receivables	3,205	44,863,943.65	3.98%
VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	1021	15,869,348.64
Vehicles Repossessed in Current Period	1551	23,743,718.67
Repossessed Vehicles Sold in Current Period	1076	16,734,470.20
Repossessed Vehicles Reinstated in Current Period	159	2,220,158.52
Repossessed Vehicle Adjustment in Current Period	2	45,338.49
Repossessed Inventory — End of Collection Period	1335	20,613,100.10

Servicer’s Certificate Drive 2007-1
Distribution Date	11/15/2007
Period No	8
Collection Period:	10/1/2007 — 10/31/2007
VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	19,292,762.94
Recoveries on Previously Charged-Off Receivables	3,564,007.46
Expenses	0.00
Net Losses in Current Period	15,728,755.48
Recoveries on Repurchased Receivables	7,169,448.79
Cum. Net Losses to Date	68,976,955.08
Cum. Net Loss to (% of Pool)	5.03
Extension Count	3,764.00
Extension Balance	60,459,232.44
Modified Cumulative Net Loss	139,830,866.77
Modified Cumulative Net Loss to (% of Pool)	10.20
IX. Reserve Fund

Beginning of Reserve Balance	59,528,566.47
Letter of Credit	86,900,000.00
Reinvestment Income	261,067.79
Deposits	0.00
Withdrawals	0.00
Release to Certificate Account	7,830.80
Ending Reserve Balance	146,681,803.46	13.00%
Reserve Fund Requirement	146,681,803.46	13.00%
Cash Reserve	59,781,803.46	5.30%
X. Pre-Funding

Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate Drive 2007-1
Distribution Date	11/15/2007
Period No	8
Collection Period:	10/1/2007 — 10/31/2007
XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected Security Interest			No	Average	Current Month	Previous Month	Previous Month
5. Both			No
(i) Average Delinquency Ratio (last 3 months)	Limit:	8.25		6.97	7.20	7.29	6.43
(ii) Modified Cumulative Net Loss	Limit:	10.29			10.20
6. Cumulative Net Loss Ratio	Limit:	10.29	No		5.03
7. Extension Ratio	Limit:	4.00	No	3.78	4.79	3.65	2.89
8. Master Servicer’s Tangible Net Worth	Limit:	N/A	No	N/A
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of Sponsor or Master Servicer			No
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
15. Servicer Payment Default			No
16. Swap Agreement Event of Default or Termination Event			No
XII. Reserve Event

				Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit:	8.25	No	6.97	7.20	7.29	6.43
2. Cumulative Net Loss	Limit:	8.73	No		5.03

XIII. Monthly Remittance Condition Satisfied			Yes

Santander Consumer USA Inc., as Servicer

By: Name:	/s/ Mark McCastlain Mark McCastlain
Title:	Vice President
Date:	November 08, 2007

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